Employee Benefits and Incentive Plans	12 Months Ended
Dec. 31, 2012
Employee Benefits and Incentive Plans
12.	EMPLOYEE BENEFITS AND INCENTIVE PLANS

Qualified Retirement Plan

We have a 401(k) plan, which covers substantially all employees eighteen years of age or older who will also complete a minimum of 1,000 hours of service in each calendar year. Under the plan, we match 50% of employees’ contributions up to 14% of their gross salary or the statutory limit, whichever is less, if the employee satisfies the 1,000 hours of service requirement during the calendar year. Our matching contributions vest 25% per year beginning after the second service anniversary date. The matching contributions are 100% vested after the employee has attained five years of service. Total employer contributions under the plan were approximately $8.2 million, $8.3 million and $7.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In the United Kingdom we have a Group Personal Pension Plan which is available to all employees upon the successful completion of their 3 month probationary period. Under the plan, we match employee contributions up to a maximum of 3% of their base salary. Contributions are invested immediately in the members own fund choice or the default investment option should members not wish to make their own investment choices. Contributions into the pension plan are paid via a salary sacrifice method and therefore all contributions into the Plan, unless an employee has chosen to opt-out of this facility, are classified as employer contributions. Total employer contributions under the plan were approximately $0.9 million, $1.0 million, and $0.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In Canada we have a Deferred Profit Sharing Plan (“DPSP”) and a Group Registered Retirement Savings Program (“GRRSP”), which covers substantially all employees who have materially and significantly contributed to the prosperity and profits of the Company. Under the plan, we match 50% of employees’ regular contributions to the GRRSP up to 3% of their earnings or the statutory limit, whichever is less. Our matching contributions vest 100% on the second anniversary of membership in the DPSP. Total employer contributions under the plan were approximately $0.3 million, $0.3 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualified Retirement Plans

We maintain a grantor trust under the West Corporation Executive Retirement Savings Plan (“Trust”). The principal of the Trust, and any earnings thereon shall be held separate and apart from our other funds. Participation in the Trust is voluntary and is restricted to highly compensated individuals as defined by the Internal Revenue Service. We will match 50% of employee contributions, subject to the combined limits of the 401(k) plan and the Trust. Matching contributions 100% vest after completion of three years of service. Our total contributions under the plan for the years ended December 31, 2012, 2011 and 2010 were approximately $2.1 million, $2.0 million and $2.0 million, respectively. Assets under the Trust at December 31, 2012 and 2011 were $33.3 million and $28.3 million, respectively.

We also maintain a Nonqualified Deferred Compensation Plan (as amended from time to time, the “Deferred Compensation Plan”). Pursuant to the terms of the Deferred Compensation Plan, eligible management, non-employee directors or highly compensated employees approved by the board of directors may elect to defer a portion of their compensation and have such deferred compensation invested in the same investments made available to participants of the 401(k) plan or in notional equity shares of the Company. We match a percentage of any amounts invested in notional equity shares (50% during 2012, 2011 and 2010). Such matched amounts are subject to 20% vesting each year. All matching contributions are 100% vested five years after the later of January 1, 2007 or the date the executive first participates in the Deferred Compensation Plan. Amounts deferred under the Deferred Compensation Plan and any earnings credited thereunder shall be held separate and apart from our other funds, but remain subject to claims by the Company’s general creditors. Our total contributions for the years ended December 31, 2012, 2011 and 2010 under the plan were approximately $1.8 million, $2.0 million and $1.2 million, respectively. Assets under the Deferred Compensation Plan at December 31, 2012 and 2011 were $10.0 million and $1.2 million, respectively. The fair value of notional equity shares in the Deferred Compensation Plan at December 31, 2012 and 2011 were $31.3 million and $42.6 million, respectively.

2006 Executive Incentive Plan

On December 30, 2011, our Board of Directors approved amendments to certain of our compensation plans. The Board of Directors approved an amendment to the Company’s 2006 Executive Incentive Plan (“EIP”) which amendment increased the maximum number of shares of common stock of the Company, par value $0.001 per share (“Common Stock”) that may be issued pursuant to or subject to outstanding awards under the EIP from 1,409,536 to 4,804,428. Such increased pool is in addition to shares issuable upon exercise of rollover options. The Board of Directors also took action in accordance with the terms of the EIP to adjust the number and kind of shares of stock or securities subject to awards outstanding under the EIP to give effect to the Conversion and the Reclassification.

Awards under the EIP are intended to align the incentives of the Company’s executives and investors and to improve the performance of the Company. The administrator will select participants from among those key employees and directors of and consultants and advisors to, the Company or its affiliates who, in the opinion of the administrator, are in a position to make a significant contribution to the success of the Company and its affiliates.

Stock options granted under the EIP prior to 2012 become exercisable over a period of five years, with 20% of the stock option becoming exercisable on each of the first through fifth anniversaries of the grant date. During 2012, a form of option certificate was adopted such that the 2012 grants become exercisable over a period of four years, with 25% of the stock option becoming exercisable on each of the first through fourth anniversaries of the grant date. Once an option has vested, it generally remains exercisable until the tenth anniversary of the grant date so long as the participant continues to provide services to the Company.

On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to be paid to stockholders of record as of August 15, 2012. In addition, the Board of Directors authorized equivalent cash payments and/or adjustments to holders of outstanding stock options to reflect the payment of such dividend as required by the existing terms of our incentive plans. In addition, in connection with such payment, our Board of Directors accelerated the vesting of certain stock options that were granted in 2012 and scheduled to vest in 2013. The share-based compensation recorded as a result of the accelerated vesting was $6.8 million. For options granted in 2012 and scheduled to vest in 2014 through 2016, no dividend equivalent was paid but the option exercise price was reduced by $8.00 to $25.52. Options granted prior to 2012 and options granted in 2012 originally scheduled to vest in 2013 participated in the dividend equivalent payment with no modification to the option exercise price. In conjunction with the refinancing and dividend, an appraisal of the Company was performed by Corporate Valuation Advisors, Inc., and approved by management and the Board of Directors, of the fair market value of each respective stock option grant and the underlying share of common stock both before and immediately after the dividend and refinancing. An additional $1.5 million share-based compensation charge was recorded on option grants where the fair market value of the option and dividend equivalent paid, if any, exceeded the fair market value of the option before dividend and refinancing.

Stock Options

The following table presents the stock option activity under the EIP for the years ended December 31, 2012, 2011 and 2010, respectively:

		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2010	56,793	312,688	$19.36
Granted	(29,375)	29,375	72.32
Canceled	14,263	(14,263)	25.76
Exercised	—	(9,800)	16.00

Balance at December 31, 2010	41,681	318,000	24.00
Granted	(20,000)	20,000	84.80
Canceled	12,688	(12,688)	50.96
Exercised	—	(9,750)	16.40
December, 2011 amendment to the Plan	3,394,892	—	—

Balance at December 31, 2011	3,492,260	315,563	27.04
Granted	(2,615,000)	2,615,000	27.52
Canceled	36,188	(36,188)	37.68
Exercised	—	(23,963)	14.00

Balance at December 31, 2012	850,448	2,870,413	$27.44

At December 31, 2012, we expect that 72% of options granted will vest over the vesting period.

At December 31, 2012, the intrinsic value of vested options was zero.

The following table summarizes the information on the options granted under the EIP at December 31, 2012:

Outstanding				Exercisable
Range of Exercise Prices	Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$13.12	189,100	3.94	$13.12	189,100	$13.12
$25.52	1,943,906	9.25	$25.52	—	—
$28.88	24,688	6.00	$28.88	19,750	$28.88
$33.52	647,969	9.25	$33.52	647,969	$33.52
$50.88	25,625	5.08	$50.88	20,500	$50.88
$72.32	24,125	7.33	$72.32	9,650	$72.32
$84.80	15,000	8.08	$84.80	3,000	$84.80

$13.12 - $84.80	2,870,413	8.81	$27.44	889,969	$30.08

Executive Management Rollover Options		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at January 1, 2010	2	36,932	$266.64
Exercised	—	(1,016)	264.00

Balance at December 31, 2010	2	35,916	266.72
Exercised	—	(2,372)	256.64
Conversion and reclassification	101	1,586,290	(261.90)

Balance at December 31, 2011	103	1,619,834	5.54
Exercised	—	(1,332,256)	5.55

Balance at December 31, 2012	103	287,578	$5.47

Prior to the conversion, an Equity Strip was comprised of eight options of Class A common stock and one option of Class L common stock. The rollover options are fully vested.

The following table summarizes the outstanding and exercisable information on management rollover options granted under the EIP at December 31, 2012:

Outstanding and Exercisable
Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price
287,578	1.46	$5.47

The aggregate intrinsic value of these options at December 31, 2012 was approximately $5.7 million.

We account for the stock option grants under the EIP in accordance with Accounting Standards Codification 718, Compensation-Stock Compensation (“ASC 718”). The fair value of option awards granted under the EIP during 2012 were $12.24 for initial awards in March. The fair value of the option awards on which vesting was accelerated was $5.92. The fair value of the option awards on which the exercise price was reduced by the amount of the dividend, $8.00, was $8.96. The fair value of the option awards granted under the EIP during 2011 was $31.36. We have estimated the fair value of EIP option awards on the grant date or date of award modification using a Black-Scholes option pricing model that uses the assumptions noted in the following table:

	2012 Grant as modified
	Accelerated Vesting	Reduced Exercise Price	Initial 2012 grant	2011
Risk-free interest rate	0.63%	0.86%	1.35%	1.87%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Expected volatility	36.9%	35.1%	34.7%	33.2%
Expected life (years)	4.83	6.15	6.3	6.5

The risk-free interest rate for periods within the expected life of the option is based on the zero-coupon U.S. government treasury strip with a maturity which approximates the expected life of the option at the time of grant.

At December 31, 2012 and 2011, there was approximately $14.6 million and $1.0 million of unrecorded and unrecognized compensation cost related to unvested stock options under the EIP, respectively, which will be recognized over the remaining vesting period of approximately four years.

Restricted Stock

The Company is party to Restricted Stock Award and Special Bonus Agreements and Restricted Stock Award Agreements (collectively, “Restricted Stock Agreements”) with certain officers and employees of the Company, which Restricted Stock Agreements provide for the issuance of shares of Common Stock that are subject to time or performance vesting. On December 30, 2011, the Board of Directors approved the amendment of the Restricted Stock Agreements with each of the current employees party to a Restricted Stock Agreement with the Company in accordance with the terms of the EIP to provide for immediate vesting of all shares awarded thereunder outstanding for more than five years, such vesting became effective with the Conversion. For shares outstanding for less than five years, the board of directors approved the amendment to the Restricted Stock Agreement to provide for vesting of all such awards upon the earlier of the five year anniversary of grant and a change of control of the Company. The amendments to the Restricted Stock Agreements provided for the acceleration of an aggregate of 546,483 shares of Common Stock. Previously, Tranches 2 and 3 of these awards vested only upon meeting certain performance criteria and therefore share based compensation had not been recognized. The amendments to the Restricted Stock Agreements resulted in the recognition in 2011 of $18.5 million of share based compensation in selling, general and administrative expense for the fair value of the vested Tranche 2 and 3 shares which had been outstanding for more than five years.

Prior to the December 30, 2011 amendment of the Restricted Stock Agreements, grants of restricted stock under the EIP were in three Tranches: 33.33% of the shares in Tranche 1, 22.22% of the shares in Tranche 2 and 44.45% of the shares in Tranche 3. Restricted stock acquired under the EIP vested during the grantee’s employment by the Company or its subsidiaries in accordance with the provisions of the EIP, as follows: The Tranche 1 shares vested over a period of five years, with 20% of the shares vested at the end of each year. Notwithstanding the above, 100% of a grantee’s outstanding and unvested Tranche 1 shares shall vest immediately upon a change of control. The vesting schedule for Tranche 2 and Tranche 3 shares previously were subject to the Total Return of the Sponsors and the Sponsor internal rate of return as of an exit event, subject to certain terms and conditions.

Restricted Stock activity under the EIP for 2012, 2011 and 2010 are set forth below:

		Restricted Stock Outstanding
	Restricted Stock Available for Grant	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	10,742	1,013,333	$15.04
Granted	(313)	313	72.32
Canceled	18,334	(18,334)	24.00
Purchased as treasury shares	—	(3,541)	16.08

Balance at December 31, 2010	28,763	991,770	14.80
Purchased as treasury shares	—	(1,096)	11.44

Balance at December 31, 2011	28,763	990,674	14.80
Canceled	20,834	(20,834)	11.44

Balance at December 31, 2012	49,597	969,839	$14.88

The following table summarizes the information on the restricted stock granted under the EIP at December 31, 2012:

Outstanding			Vested
Range of Grant Prices	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
$ 11.44	907,652	$11.44	899,319	$11.44
$ 28.88	3,125	$28.88	625	$28.88
$ 50.88	8,750	$50.88	2,333	$50.88
$ 72.32	50,313	$72.32	10,041	$72.32

$11.44 - $72.32	969,839	$14.80	912,318	$14.88

We account for the restricted stock in accordance with ASC 718. Share based compensation for 2012, 2011 and 2010 for the EIP restricted stock grants was approximately $1.2 million, $19.9 million and $1.5 million, respectively. No restricted stock was granted in 2012 or 2011. We have estimated the fair value of EIP restricted stock grants on the grant date using a Black-Scholes option pricing model that uses the same assumptions noted above for the EIP option awards.

At December 31, 2012 and 2011, there was approximately $1.3 million and $3.1 million of unrecorded and unrecognized compensation cost related to unvested restricted stock under the EIP, respectively, which will be recognized over the remaining vesting period of approximately two and one half years.

Stock-Based Compensation Expense

For the years 2012, 2011 and 2010, stock-based compensation expense was $25.8 million, $23.3 million and $4.2 million, respectively. The net income effect of stock-based compensation expense for 2012, 2011 and 2010 was approximately $15.6 million, $19.0 million and $2.6 million, respectively.